SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Share Price	$ 0.57	$ 1.61
Risk free interest rate	3.40%	3.76%
Expected dividend	0.00%	0.00%
Expected volatility	108.75%	100.64%
Derivative Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Share Price	$ 1.4
Risk free interest rate	4.23%
Expected dividend	0.00%
Expected volatility	80.00%
Early exercise threshold	$ 2.05
Derivative Warrant Liability [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price
Expected life	2 years 5 months 12 days
Derivative Warrant Liability [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.35
Expected life	4 years 11 months 12 days